Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2018, 2017 and 2016 is based on the prices used in estimating the Group’s proved oil and gas reserves, year-end costs, currently enacted tax rates related to existing proved oil and gas reserves and a 10% annual discount factor. “Future cash inflows” are net of value-added taxes. Corporate income taxes are included in “future income tax expense”. Other taxes are included in “future production costs” as production taxes.

The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2018, 2017 and 2016 is as follows:

RMB
The Group
At December 31, 2018
Future cash inflows	6,234,378
Future production costs	(2,087,979)
Future development costs	(556,893)
Future income tax expense	(809,594)

Future net cash flows	2,779,912
Discount at 10% for estimated timing of cash flows	(1,397,846)

Standardized measure of discounted future net cash flows	1,382,066

RMB
The Group
At December 31, 2017
Future cash inflows	5,287,272
Future production costs	(1,909,890)
Future development costs	(571,125)
Future income tax expense	(594,085)

Future net cash flows	2,212,172
Discount at 10% for estimated timing of cash flows	(1,187,646)

Standardized measure of discounted future net cash flows	1,024,526

RMB
The Group
At December 31, 2016
Future cash inflows	4,585,822
Future production costs	(1,896,044)
Future development costs	(553,558)
Future income tax expense	(447,997)

Future net cash flows	1,688,223
Discount at 10% for estimated timing of cash flows	(931,412)

Standardized measure of discounted future net cash flows	756,811

At December 31, 2018, RMB 1,320,478 (December 31, 2017: RMB 979,330, December 31, 2016: RMB 731,206) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located within mainland China and RMB 61,588 (December 31, 2017: RMB 45,196, December 31, 2016: RMB 25,605) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located overseas.

Share of standardized measure of discounted future net cash flows of associates and joint ventures:

December 31, 2018	24,805
December 31, 2017	17,345
December 31, 2016	13,550